Janus Henderson International Dividend Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson International Dividend Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 681
Expense Example, No Redemption, 3 Years	945
Expense Example, No Redemption, 5 Years	1,229
Expense Example, No Redemption, 10 Years	2,036
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	633
Expense Example, No Redemption, 5 Years	1,105
Expense Example, No Redemption, 10 Years	2,206
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	770
Expense Example, No Redemption, 5 Years	1,437
Expense Example, No Redemption, 10 Years	3,222
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	323
Expense Example, No Redemption, 5 Years	575
Expense Example, No Redemption, 10 Years	1,298
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	526
Expense Example, No Redemption, 10 Years	1,193
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	374
Expense Example, No Redemption, 5 Years	664
Expense Example, No Redemption, 10 Years	$ 1,491